Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
17.	Subsequent Events

The Company performed an evaluation of subsequent events through the date of filing of these consolidated financial statements with the SEC. Other than the below described subsequent events, there were no material subsequent events which affected, or could affect, the amounts or disclosures on the consolidated financial statements.

Restricted Stock Units

On February 3, 2025, the Company granted 300,000 restricted stock units for shares of the Company’s Class A common stock to certain employees, of which 80,000 were granted to an executive employee and 220,000 were granted to non-executive employees. The awards fully vest on November 29, 2025, subject to the applicable employee’s continued service through such date.

On March 13, 2025, the Company issued 68,108 shares of its Class A common stock to certain executive employees under the 2024 Plan, which is net of shares withheld for taxes.

Atomic Alchemy Acquisition

On February 28, 2025, the Company acquired all of the common stock outstanding of Atomic Alchemy, Inc. (“Atomic Alchemy”), by way of statutory merger.

Operating Lease Agreement

Effective January 17, 2025 the Company entered into an operating lease agreement for office space located in Rockville, Maryland, with an expiration date of March 31, 2027.

Board Members

On March 4, 2025, Michael Thompson and Daniel B. Poneman were appointed as directors by the Board.